SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment recognised as of acquisition date		$ 0.3
Contractual commitments for acquisition of property, plant and equipment		1.0
Flooring [member]
IfrsStatementLineItems [Line Items]
Prepayments	$ 3.5	4.4
Logs [member]
IfrsStatementLineItems [Line Items]
Prepayments	0.3	0.6
Harvesting [member]
IfrsStatementLineItems [Line Items]
Prepayments	1.7	2.0
Inventory recognised as of acquisition date	$ 0.4	$ 1.6